Loan Number	Loan ID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
500_465	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Missing Loan Estimate-

The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(1)(i)

Response 1 XXXX XXXX
Proceeds from the loan were used to pay off two personal collection accounts, therefore the loan is not considered Business Purpose and is subject to TRID requirements. (Upheld)

Response 2 XXXX XXXX
The explanation provided is sufficient to clear the defect. (Resolved)

(Clear) TRID - Missing Closing Disclosure-

There is no evidence of a complete, Closing Disclosure provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, tolerance violation review, and final Closing Disclosure accuracy.

Response 1 XXXX XXXX
Proceeds from the loan were used to pay off two personal collection accounts, therefore the loan is not considered Business Purpose and is subject to TRID requirements. (Upheld)

Response 2 XXXX XXXX
The explanation provided is sufficient to clear the defect. (Resolved)

(Clear) Adjustable Rate Mortgage Loan Program Disclosure - Late-

The Adjustable Rate Mortgage Loan Program Disclosure provided in the loan file dated XXXX was not disclosed within 3 days of the application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

Response 1 XXXX XXXX
The explanation provided is sufficient to clear the defect. (Resolved)

(Clear) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

Response 1 XXXX XXXX
The explanation provided is sufficient to clear the defect. (Resolved)

(Clear) Missing HOC Disclosure-

The file contains no evidence that the Home ownership Counseling Disclosure was provided to the consumer.

Response 1 XXXX XXXX
							The explanation provided is sufficient to clear the defect. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal was performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guides.		4	1	1	1	4	1	1	1	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A
500_45	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Missing Loan Estimate-

The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(1)(i)

Response 1 XXXX XXXX
Confirmed the borrower is a business entity.

(Clear) TRID - Missing Closing Disclosure-

There is no evidence of a complete, Closing Disclosure provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, tolerance violation review, and final Closing Disclosure accuracy.

Response 1 XXXX XXXX
Confirmed the borrower is a business entity.

(Clear) Adjustable Rate Mortgage Loan Program Disclosure - Missing-

The file contains no evidence that the Adjustable Rate Mortgage Loan Program Disclosure was provided to the borrower. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)(2)

Response 1 XXXX XXXX
Confirmed the borrower is a business entity.

(Clear) CHARM Booklet - Missing-

The file contains no evidence that the CHARM Booklet was provided to the borrower. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)(1).

Response 1 XXXX XXXX
Confirmed the borrower is a business entity.

(Clear) Missing HOC Disclosure-

The file contains no evidence that the Home ownership Counseling Disclosure was provided to the consumer.

Response 1 XXXX XXXX
Confirmed the borrower is a business entity.

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal was performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guides.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
500_48		XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal was performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guides.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
500_53		XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal was performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guides.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A